(Columbia Emerging Markets Fund)
COLUMBIA FUNDS SERIES TRUST I

Columbia Emerging Markets Fund
(the "Fund")

Supplement dated March 15, 2013 to the Fund's prospectus dated March 1, 2013

Effective on March 16, 2013, the Fund's prospectus offering Class R4 shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" in its entirety and replacing it with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Emerging Markets Fund)		Class R4 Shares
Management fees	[1]	1.17%
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	0.48%
Total annual Fund operating expenses		1.65%
Fee waivers and/or reimbursements	[3]	(0.12%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.53%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.53% for Class R4.

The section of the Fund's prospectus entitled "Example" is modified by deleting the table in its entirety and replacing it with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Emerging Markets Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	156	509	886	1,944